Summary of Goodwill by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,232	$ 17,148
Additions		156
Foreign currency translation adjustments and other	1,424	(1,072)
Ending balance	17,656	16,232
Canadian Personal and Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	900	859
Additions		43
Foreign currency translation adjustments and other	2	(2)
Ending balance	$ 902	$ 900
Pre-tax discount rates	9.70%
Canadian Personal and Commercial Banking [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates		9.70%
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 13,134	$ 14,142
Foreign currency translation adjustments and other	1,329	(1,008)
Ending balance	$ 14,463	$ 13,134
U.S. Retail [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	10.00%	10.00%
U.S. Retail [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.70%	9.40%
Wealth Management and Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 1,924	$ 1,987
Additions		(3)
Foreign currency translation adjustments and other	80	(60)
Ending balance	$ 2,004	$ 1,924
Wealth Management and Insurance [Member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.00%	11.00%
Wealth Management and Insurance [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.60%	9.60%
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 274	$ 160
Additions		116
Foreign currency translation adjustments and other	13	(2)
Ending balance	$ 287	$ 274
Pre-tax discount rates	13.30%	13.30%